January 4, 2021

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: BNY Mellon Advantage Funds, Inc.
-BNY Mellon Dynamic Value Fund
-BNY Mellon Opportunistic Midcap Value Fund
-BNY Mellon Opportunistic Small Cap Fund
-BNY Mellon Structured Midcap Fund
-BNY Mellon Technology Growth Fund
 1933 Act File No.: 33-51061
 1940 Act File No.: 811-07123
 CIK No.: 0000914775

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectuses and Statement of Additional Information for the above-referenced funds, that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 167 to the Registration Statement, electronically filed with the Securities and Exchange Commission on December 28, 2020.

Please address any comments or questions to my attention at 412-234-2521.

Sincerely,

/s/ Olivia M. Pollock
Olivia M. Pollock
Analyst/Paralegal